Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance expense [abstract]
Interest expense - environmental rehabilitation	$ (11.7)	$ (12.1)	$ (10.7)
Unwinding of discount on silicosis settlement costs	(2.0)	(0.9)	0.0
Interest expense - finance lease liability	(0.2)	0.0	0.0
Interest expense - borrowings	(91.6)	(91.2)	(82.5)
Borrowing costs capitalised	17.5	22.9	15.1
Total finance expense	$ (88.0)	$ (81.3)	$ (78.1)